Right-of-use assets under IFRS 16 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	$ 604	$ 606
Additions to right-of-use assets	26	20
Disposals of right-of-use-assets	14
Increase (decrease) through other changes, right-of-use-assets	(2)
Depreciation, right-of-use assets	(27)	(22)
Right-of-use assets, ending balance	587	604
Leasehold interests in land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	43	44
Additions to right-of-use assets	0	0
Disposals of right-of-use-assets	0
Increase (decrease) through other changes, right-of-use-assets	0
Depreciation, right-of-use assets	(1)	(1)
Right-of-use assets, ending balance	42	43
Previously stated [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance		600
Previously stated [member] | Leasehold interests in land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance		44
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance		6
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 [member] | Leasehold interests in land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance		0
Leasehold interests in land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	540	552
Additions to right-of-use assets	1	0
Disposals of right-of-use-assets	0
Increase (decrease) through other changes, right-of-use-assets	(2)
Depreciation, right-of-use assets	(13)	(12)
Right-of-use assets, ending balance	526	540
Leasehold interests in land [Member] | Previously stated [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance		552
Leasehold interests in land [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance		0
Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	21	10
Additions to right-of-use assets	25	20
Disposals of right-of-use-assets	14
Increase (decrease) through other changes, right-of-use-assets	0
Depreciation, right-of-use assets	(13)	(9)
Right-of-use assets, ending balance	19	21
Other property, plant and equipment [member] | Previously stated [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance		4
Other property, plant and equipment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance		6
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	763	745
Right-of-use assets, ending balance	770	763
Cost [member] | Leasehold interests in land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	56	56
Right-of-use assets, ending balance	56	56
Cost [member] | Leasehold interests in land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	675	675
Right-of-use assets, ending balance	674	675
Cost [member] | Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	32	14
Right-of-use assets, ending balance	40	32
Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	(159)	(145)
Right-of-use assets, ending balance	(183)	(159)
Accumulated amortization [member] | Leasehold interests in land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	(13)	(12)
Right-of-use assets, ending balance	(14)	(13)
Accumulated amortization [member] | Leasehold interests in land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	(135)	(123)
Right-of-use assets, ending balance	(148)	(135)
Accumulated amortization [member] | Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	(11)	(10)
Right-of-use assets, ending balance	$ (21)	$ (11)